Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss	$ (606.8)	$ (1,102.4)
Adjustments for non-cash items
Depreciation of property and equipment	931.8	810.6
Amortization of intangible assets	461.2	427.0
Gain on divestiture	(153.3)	0.0
Impairment and other charges	0.0	21.4
Interest and other finance costs	434.1	597.6
Share-based payments	45.7	37.9
Loss (gain) on unrealized foreign exchange on long-term debt and TEUs	14.8	(37.3)
Loss on sale of property and equipment	1.9	4.6
Mark-to-market loss on Purchase Contracts	349.6	449.2
Mark-to-market loss on fuel hedges	0.0	1.8
Current income tax expense	23.9	1.3
Deferred tax recovery	(129.9)	(254.7)
Interest paid in cash on Amortizing Notes component of TEUs	(4.2)	(4.9)
Interest paid in cash, excluding interest paid on Amortizing Notes	(286.4)	(402.2)
Prepayment penalties for early note redemption	(49.3)	(35.5)
Income taxes (paid) received in cash, net	(11.0)	4.3
Investment in acquisition related net working capital items	(41.0)	(15.9)
Changes in non-cash working capital items, excluding investment in acquisition related net working capital items	(46.1)	21.1
Landfill closure and post-closure expenditures	(37.1)	(21.7)
Cash flows from (used in) operating activities	897.9	502.2
Investing activities
Proceeds on disposal of assets	259.7	16.0
Purchase of property and equipment	(647.2)	(428.3)
Business acquisitions, net of cash acquired	(2,299.7)	(3,941.2)
Cash flows from (used in) investing activities	(2,687.2)	(4,353.5)
Financing activities
Repayment of lease obligations	(74.0)	(72.7)
Issuance of long-term debt	3,816.0	4,667.9
Repayment of long-term debt	(2,010.8)	(6,200.3)
Payment of contingent purchase consideration and holdbacks	(23.6)	(31.1)
Issuance of share capital, net of issuance costs	372.5	4,042.7
Issuance of TEUs, net of issuance costs	0.0	1,006.9
Repayment of Amortizing Notes	(54.1)	(42.8)
Dividends issued and paid	(17.9)	(13.1)
Return of capital	0.0	(0.8)
Payment of financing costs	(30.6)	(41.0)
Issuance of loan from related party	0.0	29.0
Repayment of loan to related party	(12.8)	(6.4)
Cash flows from (used in) financing activities	1,964.7	3,338.3
Increase (decrease) in cash	175.4	(513.0)
Changes due to foreign exchange revaluation of cash	(12.2)	(34.6)
Cash, beginning of year	27.2	574.8
Cash, end of year	$ 190.4	$ 27.2